ABERDEEN FUNDS

Aberdeen Dynamic Dividend Fund

Aberdeen Global Equity Fund

Aberdeen Global Infrastructure Fund

Aberdeen International Equity Fund

Aberdeen International Small Cap Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated January 14, 2020 to each Fund’s Summary Prospectus, Prospectus and Statement of Additional Information dated February 28, 2019, as supplemented to date

Stephen Docherty, Head of Global Equities, will be leaving Aberdeen Standard Investments on February 28, 2020 (the “Effective Date”). All references to Stephen Docherty in the Prospectus and SAI will be deleted on the Effective Date.

This supplement is dated January 14, 2020.

Please retain this supplement for future reference.